Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1.8	$ 1.4